NOTES PAYABLE (Tables) - Titan Trucking LLC [Member]	12 Months Ended
Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF NOTES PAYABLE

The Company borrows funds from various creditors to finance equipment and vehicles and acquisitions consisting of the following:

				December 31, 2022		December 31, 2021
Lender	Maturity Date	Interest Rate	Monthly Payment	Short-Term	Long-Term	Short-Term	Long-Term
		%	$	$	$	$	$
Loans
Fifth Third Bank (PPP)**	2/8/22 - 5/24/22	-	-	-	-	812,304	-
WTI Global	On demand	7.00	-	170,000	-	-	-

Collateralized Loans
Peoples United	11/10/23	5.75	16,614	177,539	-	165,337	177,539
M&T Bank	2/23/25	8.78	13,000	121,927	321,192	128,191	443,120
Daimler Truck	5/14/23 - 9/29/23	4.95 - 6.00	2,487 - 2,762	74,873	53,429	138,374	216,560
Ascentium Capital	5/5/27 - 6/5/27	3.75 - 5.82	4,812 - 5,935	152,467	587,991	-	-
Balboa Capital	8/13/27	9.68	4,860	38,895	179,433	-	-
Blue Bridge Financial	8/10/27	12.18	1,442	10,394	50,951	-	-
Financial Pacific	7/15/27 - 10/15/27	7.49 - 9.87	1,585 - 1,906	29,187	133,220	-	-
M2 Equipment	8/10/27	8.68	4,739	39,527	178,039	-	-
Meridian Equipment	7/12/27	9.32	3,118	25,518	113,606	-	-
Navitas	7/23/27	7.99	4,257	36,791	158,723	-	-
Pawnee	8/15/27	10.19	5,296	41,480	193,759	-	-
Signature	9/15/27 - 6/30/28	6.93 - 8.25	3,901 - 4,842	73,973	374,921	-	-
Trans Lease	2/20/27	9.75	4,838	40,524	157,569	-	-
Verdant	4/27/27	6.25	4,702	44,324	169,390	-	-
Western Equipment	8/15/27	8.93	4,989	41,186	186,605	-	-

Related Parties
Titan Property	On demand	-	-	-	-	1,204,532	-
C. and M. Rizzo	On demand	3.00	-	-	-	500,000	-
M. Rizzo	On demand	1.90	-	-	-	1,785,451	-
J. Rizzo	On demand	5.00	-	-	-	170,881	-
				1,118,605	2,858,828	4,905,070	837,219

**The Company applied for and received loans from the Paycheck Protection Program (the “PPP”) in the amounts of $406,152 and $406,153, received on May 5, 2020 and February 1, 2021, respectively. On January 31, 2022 and March 21, 2022, the Company received notices that the entire balances of the loans plus any accrued interest were forgiven and recorded in the consolidated statement of operations as forgiveness of $812,305 during the year ended December 31, 2022.

SCHEDULE OF PRINCIPAL MATURITIES PAYMENT

Principal maturities for the next five years and thereafter:

2023	1,118,605
2024	806,510
2025	857,789
2026	723,597
2027	442,419
Thereafter	28,514
Total principal payments	3,977,434
Less: debt issuance costs	(93,745)
Total notes payable	3,883,689